EXPENSES BY NATURE (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Raw materials and consumables used	€ (3,535)	€ (3,561)	€ (3,197)
Employee benefit expenses	(1,038)	(927)	(907)
Energy costs	(162)	(140)	(138)
Sub-contractors	(100)	(92)	(99)
Freight out costs	(156)	(143)	(124)
Professional fees	(97)	(74)	(77)
Lease expenses	(13)	(31)	(27)
Depreciation and amortization	(256)	(197)	(171)
Other operating expenses	(276)	(271)	(229)
Other gains / (losses) - net	(19)	154	70
Total operating expenses	€ (5,652)	€ (5,282)	€ (4,899)